Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 4,202	$ 4,714	$ 3,887
Increase related to prior year tax positions	706	573	965
Exchange differences	63	(13)	(138)
Balance at end of year	4,971	4,202	4,714
Infocomm Asia Holdings Pte Ltd
Income Tax Contingency [Line Items]
Deconsolidation of non controlling interest		$ (1,072)